Evanston Multi-Alpha Fund
Schedule of Investments (Unaudited)
June 30, 2026

Investments in Portfolio Funds*	First Acquisition Date	Shares	Cost	Fair Value	Percentage of Net Assets	Liquidity(1)
Event Driven(a)
Hein Park Offshore Investors Ltd.	1/1/2022	3,188	$3,187,500	$3,221,493	2.97%	Quarterly(2)
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	1,764	2,000,100	2,763,692	2.55%	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	327	4,663,074	8,109,742	7.48%	Annually(2)
Total Event Driven			9,850,674	14,094,927	13.00%
Global Asset Allocation(b)
Agave Global Macro Fund Ltd.	8/1/2025	2,486	2,500,000	2,606,862	2.41%	Quarterly(2)
Castle Hook Offshore Fund Ltd.	1/1/2017	1,021	1,507,676	7,380,061	6.81%	Quarterly(2)
Rokos Global Macro Fund Limited	11/1/2015	20,182	2,851,677	7,560,713	6.98%	Monthly(2)
TIG Zebedee Core Fund Limited	1/1/2024	27,292	4,397,860	5,683,004	5.24%	Monthly
Total Global Asset Allocation			11,257,213	23,230,640	21.44%
Long-Short(c)
59 North Offshore Partners, Ltd.	5/1/2024	2,766	3,750,000	4,274,194	3.94%	Quarterly(2)
Alamut Feeder Fund Ltd.	7/1/2025	35,000	3,500,000	3,336,087	3.08%	Quarterly(2)
Dellora Investments Offshore Fund Ltd.	4/1/2026	3,250	3,250,000	3,619,191	3.34%	Quarterly(3)
Hill City Capital Offshore Fund Ltd.	7/1/2023	4,814	2,559,767	6,594,046	6.08%	Quarterly(2)
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	304	327,402	357,338	0.33%	Quarterly(4)
Oxbow Fund (Offshore) Limited	9/1/2015	1,513	2,515,346	9,538,362	8.80%	Quarterly(2)
Soroban Long Only Equity Cayman Fund Ltd	4/1/2024	3,433	3,433,120	4,702,716	4.34%	Quarterly(2)
Whale Rock Flagship Fund Ltd.	7/1/2014	21	121,291	281,540	0.26%	N/A(5)
XN Exponent Offshore Fund, LP	7/1/2024		2,625,000	3,930,218	3.63%	Quarterly(6)
Total Long-Short			22,081,926	36,633,692	33.80%
Relative Value(d)
Foreword Capital Offshore Fund, LP	7/1/2024		3,531,504	4,000,750	3.69%	Quarterly(2)
Iguazu Investors (Cayman), SPC	7/1/2014	1,810	2,528,071	3,593,665	3.32%	Quarterly
Steelhead Pathfinder Fund Ltd.	1/1/2020	2,792	3,658,905	4,643,536	4.28%	Monthly
Total Relative Value			9,718,480	12,237,951	11.29%
Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	2,601	3,625,000	5,358,421	4.94%	Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	93	88,903	138,153	0.13%	N/A(5)
Crake Global Feeder Fund ICAV**	10/1/2019	26,268	3,000,000	7,978,814	7.36%	Monthly
Sachem Head Offshore Ltd.	7/1/2014	788	2,026,349	5,925,416	5.47%	Quarterly(2)
Total Multi-Discipline			8,740,252	19,400,804	17.90%
Total Investments in Portfolio Funds			$61,648,545	$105,598,014	97.43%

Short-Term Investments
Money Market Funds(f)
State Street Institutional Treasury Money Market Fund, Institutional Shares, 3.56%		3,082,112	3,082,112	3,082,112	2.84%
Total Short-Term Investments			3,082,112	3,082,112	2.84%
Total Investments in Portfolio Funds and Short-Term Investments			$64,730,657	$108,680,126	100.27%

Liabilities in excess of Remaining Assets				(289,649)	(0.27%)
Net assets				$108,390,477	100.00%

Evanston Multi-Alpha Fund
Schedule of Investments (Unaudited) - Continued
June 30, 2026

Investments by Strategy (as a percentage of Net Assets)

Event Driven	13.00%
Global Asset Allocation	21.44%
Long-Short	33.80%
Relative Value	11.29%
Multi-Discipline	17.90%
Short-Term Investments	2.84%
Liabilities in excess of Remaining Assets	(0.27%)
Total	100.00%

* Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

** This Portfolio Fund is domiciled in Ireland.

(1) Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

(2) Subject to 25% investor level quarterly gate.

(3) Subject to 50% investor level quarterly gate.

(4) Fund is liquidating and voluntary withdrawal and redemptions are suspended effective September 30, 2024.

(5) This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

(6) Subject to 12.5% investor level quarterly gate.

(a) Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b) Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c) Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d) Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e) Multi-discipline managers employ a combination of any of the above mentioned strategies.

(f) Rate disclosed is the seven day effective yield as of June 30, 2026.